Employee benefits (Post-Employment) - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Company's contribution to the defined contribution portion	$ 56	$ 55	$ 117	$ 127
Petros plan [member]
Disclosure of defined benefit plans [line items]
Company's contribution to the defined contribution portion			86	$ 80
Accumulated deficit of the plan					$ (2,169)
Petros Renegotiated Plans For 2018 Member
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan	1,436		1,436
Petros Non Renegotiated Plans For 2018 Member
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan	$ 733		$ 733